Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	$ 6,319,277	$ 6,912,413	$ 7,531,767	$ 6,912,413	$ 6,912,413	$ 6,319,277	$ 6,098,498
Accumulated deficit	(13,504,009)	(13,165,959)	(15,718,359)	(13,165,959)	(13,165,959)	(13,504,009)	(15,333,039)	(15,298,312)
Issuance of subscription shares							1,153,305
Net income (loss)	(338,050)	2,552,400	(420,047)	2,552,400	2,132,353	1,794,302	(34,727)	10,578,125
TOTAL SHAREHOLDERS’ DEFICIT	(7,183,933)	(6,252,747)	(8,185,793)	(6,252,747)	(6,252,747)	(7,183,933)	(9,233,742)	(15,297,513)	$ (21,180,336)
Additional Paid-in Capital [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277
Issuance of subscription shares							1,153,305
Net income (loss)
TOTAL SHAREHOLDERS’ DEFICIT	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277	6,098,498
Retained Earnings [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	(13,504,009)	(13,165,959)	(15,718,360)	(13,165,959)	(13,165,959)	(13,504,009)
Issuance of subscription shares
Net income (loss)	(338,050)	2,552,400	(420,047)				(34,727)	10,578,125
TOTAL SHAREHOLDERS’ DEFICIT	(13,504,009)	(13,165,959)	(15,718,359)	(13,165,959)	(13,165,959)	(13,504,009)	$ (15,333,039)	(15,298,312)	$ (21,181,135)
Common Stock [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares	491,176		256,635	166,965
As Reported [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501
Accumulated deficit	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)
Net income (loss)	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
TOTAL SHAREHOLDERS’ DEFICIT	(10,942,649)	(5,252,495)	(8,734,659)	(5,252,495)	(5,252,495)	(10,942,649)		(15,297,513)
As Reported [Member] | Additional Paid-in Capital [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501
TOTAL SHAREHOLDERS’ DEFICIT	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501
As Reported [Member] | Retained Earnings [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)
Net income (loss)	(4,605,843)	4,268,484	(712,278)
TOTAL SHAREHOLDERS’ DEFICIT	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)		$ (15,298,312)
As Reported [Member] | Common Stock [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares
Adjustment [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	914,776	423,601	256,635	423,601	423,601	914,776
Accumulated deficit	2,843,940	(1,423,853)	292,231	(1,423,853)	(1,423,853)	2,843,940
Net income (loss)	4,267,793	(1,716,084)	292,231	(1,716,084)	(1,423,853)	2,843,940
TOTAL SHAREHOLDERS’ DEFICIT	3,758,716	(1,000,252)	548,866	(1,000,252)	(1,000,252)	3,758,716
Adjustment [Member] | Additional Paid-in Capital [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	914,776	423,601	256,635	423,601	423,601	914,776
Adjustment [Member] | Retained Earnings [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	2,843,940	$ (1,423,853)	292,231	(1,423,853)	$ (1,423,853)	$ 2,843,940
Adjustment [Member] | Common Stock [Member]
Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares	$ 491,176		$ 256,635	$ 166,965